TAXES - Income Tax Assessments (Details) - Indian Tax Authorities - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 02, 2018	Dec. 31, 2013	Dec. 31, 2017
Income tax examination
Tax assessment notice amount	$ 330	$ 866	$ 839
Income Tax Examination, Year under Examination	2009		2009
Income Tax Examination, Likelihood of Unfavorable Settlement	The company believes it will prevail on these matters.
Prepaid taxes			$ 585